3. EQUIPMENT	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
EQUIPMENT

At June 30, 2016 and December 31, 2015, property and equipment, net, is as follows:

	As of June 30, 2016 (Unaudited)	As of December 31, 2015
Automobile	$41,805	$41,805
Laboratory Equipment	36,822	36,822
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(27,360)	(18,989)
Total Property and Equipment, net	$57,733	$66,104

Depreciation expense for the six months ended June 30, 2016 and 2015 was $8,371 and $6,931 respectively.

Depreciation expense for the three months ended June 30, 2016 and 2015 was $4,186 and $4,299 respectively.